Intangibles (Other intangibles) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 208,879	$ 224,634
Customer relationships, net
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	198,412	219,589
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 10,467	$ 5,045